Long Term Debt - Revolving Credit Facility - Additional Information (Detail) - Revolving Credit Facility [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 19, 2014
Debt Instrument [Line Items]
Senior secured revolving credit facility		$ 40,000,000
Credit facility margin	3.25%
Line of credit facility, unused capacity, commitment fee percentage	1.30%
Maturity date of credit facility	Oct. 01, 2018
Issuance date of debt instrument	Mar. 19, 2014
Up to December 2015 [Member]
Debt Instrument [Line Items]
Minimum cash balance requirement	$ 15,000,000
From June 2016 [Member]
Debt Instrument [Line Items]
Minimum cash balance requirement	$ 20,000,000